Vanguard Real Estate Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.05%	3.12%	5.17%
MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.05%	3.12%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.78%	12.48%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.94%	3.01%	5.08%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.70%	2.01%	3.92%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.92%	1.91%	3.47%